FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 283,711
Transfers into Level 3		1,400
Transfers out of Level 3		(3,400)
Balance at the end of period	[1]	291,452		$ 283,711
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	14,260
Balance at the end of period	[1]	12,759		14,260
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,900
Reclassifications and remeasurements upon adoption of IFRS 9					$ 0
Balance at the beginning of the period		2,200	[2]	2,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		800		1,300
Settlements		(1,000)		(1,500)
Transfers into Level 3		300		300
Transfers out of Level 3		(300)		(500)
Foreign currency translation		0		0
Balance at the end of period	[2]	2,000		2,200
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,400	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	300		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(200)
Purchases		0		0
Sales		0		0
Issuances		600		1,200
Settlements		(900)		(1,200)
Transfers into Level 3		200		300
Transfers out of Level 3		(200)		(500)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,300		1,400
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		200		100
Settlements		(100)		(200)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		500
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				300
Reclassifications and remeasurements upon adoption of IFRS 9					0
Balance at the beginning of the period		300	[2]	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		0		(100)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	200		300
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				11,200
Balance at the beginning of the period		11,000	[2]	11,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	1,100		500
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		700		0
Purchases		0		0
Sales		0		0
Issuances		7,200		5,800
Settlements		(7,300)		(4,300)
Transfers into Level 3		1,000		2,200
Transfers out of Level 3		(3,100)		(4,300)
Foreign currency translation		0		(200)
Balance at the end of period	[2]	9,900		11,000
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,000	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		300		1,100
Settlements		(800)		(2,000)
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	800		1,000
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	283,717
Transfers into Level 3		1,400
Transfers out of Level 3		(3,400)
Balance at the end of period	[1]	291,452		283,717
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	14,260
Balance at the end of period	[1]	12,759		14,260
UBS AG | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,900
Reclassifications and remeasurements upon adoption of IFRS 9					0
Balance at the beginning of the period		2,200	[2]	2,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		800		1,300
Settlements		(1,000)		(1,500)
Transfers into Level 3		300		300
Transfers out of Level 3		(300)		(500)
Foreign currency translation		0		0
Balance at the end of period	[2]	2,000		2,200
UBS AG | Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,400	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	300		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(200)
Purchases		0		0
Sales		0		0
Issuances		600		1,200
Settlements		(900)		(1,200)
Transfers into Level 3		200		300
Transfers out of Level 3		(200)		(500)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,300		1,400
UBS AG | Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		200		100
Settlements		(100)		(200)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		500
UBS AG | Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				300
Reclassifications and remeasurements upon adoption of IFRS 9					$ 0
Balance at the beginning of the period		300	[2]	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		0		(100)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	200		300
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				11,200
Balance at the beginning of the period		11,000	[2]	11,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	1,100		500
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		700		0
Purchases		0		0
Sales		0		0
Issuances		6,900		5,800
Settlements		(7,300)		(4,300)
Transfers into Level 3		1,000		2,200
Transfers out of Level 3		(3,100)		(4,300)
Foreign currency translation		0		(200)
Balance at the end of period	[2]	9,600		11,000
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,000	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	200		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		600		1,100
Settlements		(800)		(2,000)
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	$ 1,000		$ 1,000

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2019 were USD 7.2 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 31 December 2019 were USD 12.8 billion (31 December 2018: USD 14.3 billion).

[3]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income